LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1998

ISSUER                                       SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.3
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- 6.5%
--------------------------------------------------------------------------------
AirProducts &
   Chemicals Inc.                            35,100  $  1,325,025
Cabot Corp.                                  12,800       359,200
FMC Corp.*                                   16,600       847,637
IMC Global Inc.                              39,200     1,019,200
Inland Steel Industries
   Inc                                       55,100     1,005,575
Lubrizol Corp.                               61,000     1,700,375
Rohm & Haas Co.                              49,800     1,680,750
Westvaco Corp.                               22,000       541,750
                                                     ------------
                                                        8,479,512
                                                     ------------
CAPITAL GOODS -- 7.8%
--------------------------------------------------------------------------------
Arrow Electronics Inc.*                      39,800       868,137
Case Corp.                                  125,400     2,758,800
Cummins Engine Inc.                          59,100     2,016,787
Harnischfeger Industries
   Inc                                       64,600       609,662
Kennametal Inc.                              35,600       738,700
Parker Hannifin Corp.                        48,950     1,749,962
Tecumseh Products
   Co                                        26,200     1,362,400
                                                     ------------
                                                       10,104,448
                                                     ------------
CONSUMER BASICS -- 13.5%
--------------------------------------------------------------------------------
Columbia/HCA
   Healthcare Corp.                          58,200     1,222,200
Dole Food Inc.                               15,100       454,887
Foundation Health
   Systems*                                  85,290     1,002,158
IBP Inc.                                     40,800     1,104,150
HealthSouth Corp.                            84,700     1,026,987
Mallinckrodt Inc.                            21,900       624,150
Philip Morris Companies
   Inc                                       74,300     3,798,587
RJR Nabisco Holdings
   Corp                                      80,300     2,293,569
Tenet Healthcare Corp.                       82,500     2,304,844
United Healthcare Corp.                      46,300     2,016,944
Universal Foods Corp.                        72,100     1,563,669
                                                     ------------
                                                       17,412,145
                                                     ------------
CONSUMER DURABLE GOODS -- 9.5%
Dana Corp.                                   29,700     1,241,831
Eaton Corp.                                  10,600       717,487
Ford Motor Co.                               63,200     3,428,600
General Motors Corp.                         67,800     4,275,637
Goodyear Tire and
   Rubber                                    49,800     2,682,975
                                                     ------------
                                                       12,346,530
                                                     ------------


CONSUMER NON-DURABLES -- 8.6%
--------------------------------------------------------------------------------
Consolidated Stores
   Corp                                         300         4,931
Dillards Inc.                                48,400     1,503,425
Federated Department
   Stores Inc.*                              14,200       545,813
Liz Claiborne Inc. 60,200                 1,768,375
Sears Roebuck & Co.                          39,300     1,766,044
Springs Industries Inc.                      25,400       898,525
Toys "R" Us Inc.*                           102,200     1,999,287
V F Corp.                                    51,400     2,149,162
Venator Group Inc.                           56,800       479,250
                                                     ------------
                                                       11,114,812
                                                     ------------
CONSUMER SERVICES -- 2.1%
--------------------------------------------------------------------------------
AMR Corp. *                                  21,000     1,407,000
Delta Airlines Inc.                          11,900     1,256,194
                                                     ------------
                                                        2,663,194
                                                     ------------
ENERGY -- 2.4%
--------------------------------------------------------------------------------
Nabors Industries Inc.*                      73,000     1,350,500
Phillips Petroleum Co.                       16,600       717,950
Ultra Mar Diamond
   Shamrock                                  39,000     1,050,562
                                                     ------------
                                                        3,119,012
                                                     ------------
FINANCE -- 23.7%
--------------------------------------------------------------------------------
Allstate Corp.                               62,100     2,674,181
American General Corp.                       16,800     1,150,800
Banc One Corp.                               43,200     2,111,400
BankAmerica Corp.                            37,400     2,148,162
BankBoston Corp.                             20,200       743,613
Chase Manhattan Corp.                        61,000     3,465,563
Cigna Corp.                                  36,700     2,676,806
Everest Reinsurance
   Holdings                                  40,900     1,408,494
First Union Corp.                            62,400     3,619,200
Old Republic
   International Corp.                       55,600     1,056,400
PNC Bank Corp.                               49,000     2,450,000
Reliastar Financial Corp.                    37,400     1,638,588
Republic NY Corp.                            24,700     1,032,769
St. Paul Companies Inc.                      31,300     1,036,813
Transatlantic Holdings Inc.                  17,250     1,345,500
Washington Mutual Inc.                       55,100     2,062,806
                                                     ------------
                                                       30,621,095
                                                     ------------
GENERAL BUSINESS -- 2.2%
--------------------------------------------------------------------------------
First Data Corp.                             56,200     1,489,300
Olsten Corp.                                 91,100       836,981
Standard Register                            17,200       493,425
                                                     ------------
                                                        2,819,706
                                                     ------------

LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            October 31, 1998

ISSUER                                       SHARES         VALUE
--------------------------------------------------------------------------------
MISCELLANEOUS -- 5.8%
--------------------------------------------------------------------------------
Aeroquip Vickers Inc.                        56,100  $  1,767,150
Beckman Coulter Inc.                         36,500     1,715,500
Hartford Financial
   Services Group                            36,800     1,955,000
Lucasvarity PLC (ADR's)                      23,700       829,500
W.R. Grace & Co.                             67,900     1,179,763
                                                     ------------
                                                        7,446,913
                                                     ------------
SHELTER -- 1.7%
--------------------------------------------------------------------------------
Owens Corning                                60,700     2,204,169
                                                     ------------
TECHNOLOGY -- 6.8%
--------------------------------------------------------------------------------
Avnet Inc.                                   28,200     1,402,950
Electronics Data System
   Corp                                      22,200       903,263
International Business
   Machines                                  24,000     3,562,500
Raytheon Co.                                     85         4,760
TRW Inc.                                     32,600     1,856,163
Tektronix Inc.                               61,700     1,102,888
                                                     ------------
                                                        8,832,524
                                                     ------------
TRANSPORTATION -- 0.3%
--------------------------------------------------------------------------------
Burlington Northern
   Santa Fe                                  12,100       373,588
                                                     ------------
UTILITIES -- 6.4%
--------------------------------------------------------------------------------
Bell Atlantic Corp.                          43,600     2,316,250
Cinergy Corp.                                17,200       593,400
Cooper Cameron Corp.                         10,300       357,925
DTE Energy Co.                               27,900     1,189,238
Duke Power Co.                               14,453       934,928
Entergy Corp.                                28,700       825,125
GPU Inc.                                     24,200     1,043,625
Southern Co.                                 36,100     1,017,569
                                                     ------------
                                                        8,278,060
                                                     ------------
TOTAL COMMON
   STOCKS
   (Identified Cost
   $132,997,084)                                      125,815,708
                                                     ------------
SHORT TERM OBLIGATIONS
AT AMORTIZED COST -- 1.9%
--------------------------------------------------------------------------------
State Street Bank & Trust
   Repurchase Agreement
4.25% due 11/02/98
   proceeds at maturity $2,406,852
   (collateralized by $2,080,000
   U.S. Treasury Notes
   6.875% due 5/15/06,
   valued at $2,325,700)                             $  2,406,000
                                                     ------------
TOTAL INVESTMENTS                             99.2%   128,221,708
  (Identified Cost
   $135,403,084)
OTHER ASSETS,
    LESS LIABILITIES                           0.8      1,038,519
                                             -----   ------------
NET ASSETS                                   100.0%  $129,260,227
                                             =====   ============

*Non income producing

ADRs -- American Depositary Receipts

See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
--------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $135,403,084)    $128,221,708
Cash                                                                        238
Receivable for investments sold                                       1,048,690
Dividends and interest receivable                                       160,378
--------------------------------------------------------------------------------
  Total assets                                                      129,431,014
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates--Management fees (Note 2)                          60,751
Accrued expenses and other liabilities                                  110,036
--------------------------------------------------------------------------------
  Total liabilities                                                     170,787
--------------------------------------------------------------------------------
NET ASSETS                                                         $129,260,227
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $129,260,227
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Dividend income (net of foreign taxes of $13,308)   $2,418,722
Interest income                                        144,546
--------------------------------------------------------------------------------
                                                                    $ 2,563,268
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               778,153
Custody and fund accounting fees                       158,007
Audit fees                                              32,330
Legal fees                                              25,050
Trustees fees                                            4,185
Other                                                   13,688
--------------------------------------------------------------------------------
  Total expenses                                                      1,011,413
--------------------------------------------------------------------------------
Net investment income                                                 1,551,855
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net unrealized depreciation of investments          (7,181,376)
Less unrealized appreciation from contributed
    assets (Note 1)                                 11,022,146
--------------------------------------------------------------------------------
Unrealized depreciation of investments                              (18,203,522)
Net realized gain from investment transactions                        8,655,223
--------------------------------------------------------------------------------
    Net realized and unrealized loss on investments                  (9,548,299)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(7,996,444)
--------------------------------------------------------------------------------

See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                                               $ 1,551,855
Net realized gain from investment transactions                        8,655,223
Unrealized depreciation of investments                              (18,203,522)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (7,996,444)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                                279,612,949
Value of withdrawals                                               (142,356,278)
--------------------------------------------------------------------------------
Net increase in net assets
  from capital transactions                                         137,256,671
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                         129,260,227
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                      --
--------------------------------------------------------------------------------
END OF PERIOD                                                      $129,260,227
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $129,260
Ratio of expenses to average net assets                                   0.78%
Ratio of net investment income to average net assets                      1.20%
Portfolio turnover                                                          61%
--------------------------------------------------------------------------------

See notes to financial statements

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Value Portfolio (the "Portfolio"), a separate series of The Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 (Commencement of Operation) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of their investable assets in the amounts of $12,341,545, $34,373,886, $39,082,974 and $16,297,323 including $1,229,530, $3,795,385, $4,553,306 and
$1,443,925, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current year contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F.  Other  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Miller Anderson & Sherred LLP ("the Subadviser"). Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank, amounted to $266,423 for the period November 1, 1997 (Commencement of Operations) to October 31, 1998. Citibank management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the Subadviser: 0.625% on the first $25 million; 0.375% on the next $75 million; 0.250% on the next $400 million; and 0.20% on assets in excess of $500 million. The fees paid to the Subadviser amounted to $511,730 for the period November 1, 1997 (Commencement of Operations) to October 31, 1998.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $112,251,878 and $77,295,065 respectively, for the period November 1, 1997 (Commencement of Operations) to October 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $137,352,503
--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $  7,672,608
Gross unrealized depreciation                                       (16,803,403)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (9,130,795)
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to October 31, 1998, the commitment fee allocated to the Portfolio was $434. Since the line of credit was established, there have been no borrowings.

LARGE CAP VALUE PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF THE ASSET ALLOCATION PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, LARGE CAP VALUE PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large Cap Value Portfolio (the "Portfolio"), a series of The Asset Allocation Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the period November 1, 1997 (Commencement of Operations) through October 31, 1998. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned as at October 31, 1998 by correspondence with the custodian, provides a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the period indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1998

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1998

ISSUER                                       SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.3%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 4.4%
--------------------------------------------------------------------------------
Corrections Corp. of
   America*                                  23,300  $    448,525
Ennis Business
   Forms Inc.                               227,900     2,279,000
Kevco Inc.*                                  68,300       606,162
Nash Finch Co.                               95,000     1,436,875
Rush Enterprises Inc.*                      104,300     1,186,412
Unisource
   Worldwide Inc.                           177,200     1,628,025
                                                     ------------
                                                        7,584,999
                                                     ------------
CONSUMER DURABLE GOODS -- 8.7%
--------------------------------------------------------------------------------
Cannondale Corp.*                           306,300     3,331,012
Coachmen Industries Inc.                    120,000     2,775,000
D.R. Horton Inc.                            103,200     1,638,300
EKCO Group Inc.*                            600,000     2,175,000
Engle Homes Inc.                             76,000       978,500
Flexsteel Industries Inc.                   127,700     1,340,850
Rockshox Inc.*                              128,400       369,150
Sola International Inc.*                     85,500     1,640,531
TBC Corp.*                                   90,100       625,069
                                                     ------------
                                                       14,873,412
                                                     ------------
CONSUMER NON-DURABLES -- 9.7%
--------------------------------------------------------------------------------
Dimon Inc.                                  385,200     4,983,525
Ridgeview Inc.*                              50,200       144,325
Schweitzer-Mauduit
   International Inc.                       119,900     2,180,681
Standard Commercial
   Corp.*                                   500,000     3,843,750
Tropical Sportswear
   International Corp.*                     122,600     2,452,000
Wolverine World
   Wide Inc.                                223,400     2,918,162
                                                     ------------
                                                       16,522,443
                                                     ------------
CONSUMER SERVICES -- 1.2%
--------------------------------------------------------------------------------
Aztar Corp.*                                407,700     2,114,944
                                                     ------------
ELECTRONIC TECHNOLOGY -- 12.1%
--------------------------------------------------------------------------------
Aehr Test Systems*                          293,800     1,395,550
Alliant Techsystems Inc.*                    42,000     2,940,000
Astro-Med Inc.                               50,000       312,500
Dunn Computer Corp.*                        115,000       330,625
ESCO Electronics Corp.*                     187,600     2,345,000
FLIR Systems, Inc.*                          65,000     1,096,875
Hurco Co., Inc.*                             48,200       292,213
Komag Inc.*                                 340,000     1,912,500
Ladish Inc.*                                271,400     2,323,862
Radisys Corp.*                               42,800       823,900
Read-Rite Corp.*                            140,000     1,505,000
Spacehab Inc.*                              233,000     1,980,500
Spectralink Corp.*                          105,000       249,375
United Industrial Corp.                     300,000     3,112,500
                                                     ------------
                                                       20,620,400
                                                     ------------


ENERGY MINERALS -- 1.4%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                           108,600     2,300,963
                                                     ------------
FINANCE -- 9.9%
--------------------------------------------------------------------------------
Acceptance
   Insurance Co.*                           110,000     2,158,750
Centris Group Inc.                          184,200     1,738,388
Executive Risk Inc.                          23,800     1,130,500
MMI Companies Inc.                          185,000     2,971,562
Matrix Capital Corp.*                       141,200     1,676,750
PBOC Holdings Inc.*                          85,000       818,125
PMI Group, Inc.                              15,000       756,562
Penn-America
   Group Inc.                               176,500     1,665,719
Presidential Life Corp.                      62,700     1,136,437
Professionals Group*                         31,000       914,500
Seibels Bruce
   Group Inc.*                              374,700     1,405,125
Symons International
   Group Inc.*                               95,100       594,375
                                                     ------------
                                                       16,966,793
                                                     ------------
HEALTH SERVICES -- 0.8%
--------------------------------------------------------------------------------
Cohr Inc.*                                  422,000     1,266,000
                                                     ------------
HEALTH TECHNOLOGY -- 3.1%
--------------------------------------------------------------------------------
DepoTech Corp.*                             241,200       354,263
Matrix
   Pharmaceuticals, Inc.*                   375,500       938,750
Orthologic Corp.*                           362,000     1,131,250
West Co., Inc.                               96,600     2,867,813
                                                     ------------
                                                        5,292,076
                                                     ------------
INDUSTRIAL SERVICES -- 5.3%
--------------------------------------------------------------------------------
Atwood Oceanics  Inc.*                       69,300     1,949,062
Butler  Manufacturing  Co.                   31,600       711,000
Cliffs Drilling Co.*                        147,200     3,367,200
Cogeneration Corp.
   of America*                               14,100       126,019
ENSCO International Inc.                     75,000     1,007,813

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            October 31, 1998

ISSUER                                       SHARES         VALUE
--------------------------------------------------------------------------------
Perini Corp.*                               145,000  $    833,750
Rowan Companies Inc.*                        73,000     1,063,062
                                                     ------------
                                                        9,057,906
                                                     ------------
NON-ENERGY MINERALS -- 3.5%
--------------------------------------------------------------------------------
Ameron International
   Corp.                                     24,200       881,787
Carpenter Technology
   Corp.                                     19,900       697,744
LTV Corp.                                   476,000     2,915,500
Lone Star
   Technologies Inc.*                       138,900     1,475,813
                                                     ------------
                                                        5,970,844
                                                     ------------
PROCESS INDUSTRIES -- 3.3%
--------------------------------------------------------------------------------
M. A. Hanna Company                          86,000     1,263,125
Myers Industries Inc.                       105,200     2,524,800
RPM, Inc.                                    90,400     1,519,850
Tuscarora Inc.                               31,800       413,400
                                                     ------------
                                                        5,721,175
                                                     ------------
PRODUCER MANUFACTURING -- 18.3%
--------------------------------------------------------------------------------
Atchison Casting Corp.*                     194,400     1,858,950
Baldor Electric Co.                          34,200       718,200
Commercial Intertech
   Corp.                                    156,800     2,793,000
Commonwealth
   Industries Inc.                          135,100     1,021,694
Easco, Inc.                                 138,400     1,228,300
Flowserve Corp.                             146,000     2,628,000
Global Industrial
   Technologies Inc.*                       239,700     2,082,394
Haskel International Inc.                   155,300     1,708,300
Holophane Corp.*                             24,700       526,419
JLG Industries Inc.                         403,200     6,678,000
Keystone Consolidated
   Industries Inc.*                         250,800     1,755,600
Morgan Products Ltd.*                       425,600     1,064,000
Patrick Industries Inc.                     143,100     2,182,275
Superior Industries
   International Inc.                       106,600     2,791,588
Watts Industries Inc.                       122,000     2,241,750
                                                     ------------
                                                       31,278,470
                                                     ------------
RETAIL TRADE -- 6.3%
--------------------------------------------------------------------------------
Brookstone Inc.*                            152,500     1,744,219
Duckwall-Alco
   Stores Inc.*                             133,500     1,501,875
Footstar Inc.*                               31,200       815,100
Haverty Furniture
   Companies Inc.                            58,600     1,106,075
Little Switzerland Inc.*                    300,000       918,750
Schultz Sav-O Stores Inc.                   150,950     2,415,200
Syms Corp.*                                 230,100     2,315,381
                                                     ------------
                                                       10,816,600
                                                     ------------

TECHNOLOGY SERVICES -- 2.9%
--------------------------------------------------------------------------------
Interlink Computer
   Sciences Inc.*                           176,600       662,250
Manchester
   Equipment Inc.*                          182,100       580,444
Reynolds & Reynolds Co.                      74,800     1,346,400
Ultrak Inc.*                                300,000     2,362,500
                                                     ------------
                                                        4,951,594
                                                     ------------
TRANSPORTATION -- 6.4%
--------------------------------------------------------------------------------
Conrad Industrials Inc.*                     57,600       403,200
Eagle USA Airfreight Inc.*                   90,300     1,156,969
Fritz Companies Inc.*                       469,500     4,166,813
KENAN TRANSPORT CO                           70,200     2,106,000
Motor Cargo
   Industries Inc.*                         268,000     2,211,000
Tidewater Inc.                               31,000       877,687
                                                     ------------
                                                       10,921,669
                                                     ------------
TOTAL COMMON STOCKS
   (Identified Cost
   $210,976,026)                                      166,260,288
                                                     ------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 2.8%
--------------------------------------------------------------------------------
State Street Bank
   Repurchase Agreement
   4.25% due 11/02/98
   proceeds at maturity
   $4,731,675 (collateralized by
   $3,510,000 U.S. Treasury Bonds
   8.125% due 8/15/21
   valued at $4,829,756)                                4,730,000
                                                     ------------
TOTAL INVESTMENTS
   (Identified Cost
   $215,706,026)                              100.1%  170,990,288
OTHER ASSETS,
   LESS LIABILITIES                            (0.1)     (124,761)
                                              -----  ------------
NET ASSETS                                    100.0% $170,865,527
                                              =====  ============

* Non income producing securities.

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
--------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $215,706,026)    $170,990,288
Cash                                                                        732
Receivable for securities sold                                          919,294
Dividend and interest receivable                                         73,576
--------------------------------------------------------------------------------
  Total assets                                                      171,983,890
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                       875,325
Payable to affiliates-- Management fees (Note 2)                         26,917
Accrued expenses and other liabilities                                  216,121
--------------------------------------------------------------------------------
  Total liabilities                                                   1,118,363
--------------------------------------------------------------------------------
NET ASSETS                                                         $170,865,527
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $170,865,527
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                    $1,867,831
Interest income                                       331,573
--------------------------------------------------------------------------------
                                                                     $2,199,404
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                            1,488,277
Custody and fund accounting fees                      195,800
Audit fees                                             30,113
Legal fees                                             25,050
Trustees fees                                           4,494
Other                                                  22,219
--------------------------------------------------------------------------------
  Total expenses                                                      1,765,953
--------------------------------------------------------------------------------
Net investment income                                                   433,451
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized depreciation of investments            (44,715,738)
Less unrealized appreciation from contributed
  assets (Note 1)                                  30,313,261
--------------------------------------------------------------------------------
Unrealized depreciation of investments                              (75,028,999)
Net realized gain from investment transactions                       12,366,831
--------------------------------------------------------------------------------
  Net realized and unrealized loss on investments                   (62,662,168)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               ($62,228,717)
--------------------------------------------------------------------------------

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income                                            $      433,451
Net realized gain on investment transactions                         12,366,831
Unrealized depreciation of investments                              (75,028,999)
--------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                                                   (62,228,717)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                                434,934,898
Value of withdrawals                                               (201,840,654)
--------------------------------------------------------------------------------
Net increase in net assets
  from capital transactions                                         233,094,244
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                          170,865,527
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of Period                                                          --
--------------------------------------------------------------------------------
End of period                                                      $170,865,527
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                             $170,866
Ratio of expenses to average net assets                                   0.89%
Ratio of net investment income to average net assets                      0.22%
Portfolio turnover                                                          47%
--------------------------------------------------------------------------------

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Value Portfolio (the "Portfolio"), a separate series of The Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amounts of $16,913,632, $42,092,855, $81,236,129 and
$40,503,947  including  $2,712,350,   $7,246,592,  $14,228,135  and  $6,126,184,
respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current year contributions are included in the "Proceeds from contributions" in the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F.  Other  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation fromCitibank as from time to time are agreed to byCitibank and SFG. Citibank has delegated the daily management of the Portfolio toFranklin Advisory Services, Inc. ("the Subadviser"). Citibank is a wholly owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank, amounted to $396,874 for the period November 1, 1997 (Commencement of Operations) to October 31, 1998. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the Subadviser: 0.55% on first $250 million and 0.50% on remaining assets.

   The management fees paid to the Subadviser amounted to $1,091,403 for the period November 1, 1997 (Commencement of Operations) to October 31, 1998.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $142,550,784 and $90,210,260, respectively, for the period November 1, 1997 (Commencement of Operations) to October 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate  cost                                                    $215,708,690
--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 11,255,721
Gross unrealized depreciation                                       (55,974,123)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(44,718,402)
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to October 31, 1998, the commitment fee allocated to the Portfolio was $674. Since the line of credit was established, there have been no borrowings.

SMALL CAP VALUE PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE ASSET ALLOCATION PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, SMALL CAP VALUE PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Value Portfolio (the "Portfolio"), a series of The Asset Allocation Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the period March 2, 1998 (Commencement of Operations)through October 31, 1998. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned as at October 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the period November 1, 1997 (Commencement of Operations) through October 31, 1998, in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants

Toronto, Ontario
December 14, 1998

FOREIGN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1998

                                                     PRINCIPAL
ISSUER                                 CURRENCY         AMOUNT          VALUE
--------------------------------------------------------------------------------
FIXED INCOME -- 95.2%
--------------------------------------------------------------------------------
AUSTRALIA -- 13.3%
Australia Government
  Bonds
9.50% due 8/15/03                         AUD        3,670,000      $ 2,778,423
8.75% due 8/15/08                         AUD       15,323,000       12,390,760
7.50% due 9/15/09                         AUD       29,572,000       22,413,882
                                                                   ------------
                                                                     37,583,065
                                                                   ------------
BELGIUM -- 0.2%
Kingdom of Belgium
9.00% due 3/28/03                         BF         1,600,000           56,583
8.50% due 10/01/07                        BF        12,800,000          489,388
                                                                   ------------
                                                                        545,971
                                                                   ------------
CANADA -- 2.0%
Canadian Government
  Bonds
6.625% due 10/03/07                       CAD        1,900,000        1,028,783
8.00% due 6/01/23                         CAD        5,202,000        4,514,244
                                                                   ------------
                                                                      5,543,027
                                                                   ------------
COLOMBIA -- 1.0%
Republic of Colombia
3.00% due 12/22/00                        COP      350,000,000        2,703,833
                                                                   ------------
DENMARK -- 2.6%
Kingdom of Denmark
6.00% due 11/15/02                        DKK       22,000,000        3,721,626
8.00% due 5/15/03                         DKK       12,950,000        2,367,724
7.00% due 11/15/07                        DKK        7,200,000        1,333,452
                                                                   ------------
                                                                      7,422,802
                                                                   ------------
FINLAND -- 4.8%
Republic of Finland
6.00% due 4/25/08                         FIM       61,000,000       13,530,667
                                                                   ------------
GERMANY -- 4.2%
Bundesrepublik
6.50% due 7/04/27                         DEM       13,912,000        9,980,695
Republic of Germany
5.625% due 1/04/28                        DEM        2,920,000        1,876,098
                                                                   ------------
                                                                     11,856,793
                                                                   ------------
GREAT BRITAIN -- 9.8%
U. K. Treasury
8.50% due 12/07/05                        GBP        6,265,000       12,582,869
7.25% due 12/07/07                        GBP        7,798,000       15,178,900
                                                                   ------------
                                                                     27,761,769
                                                                   ------------
GREECE -- 5.2%
Hellenic Republic
12.80% due 6/17/03                        GRD       64,800,000          230,665
Republic of Greece
13.10% due 10/23/03                       GRD      294,000,000        1,053,317
8.80% due 6/19/07                         GRD    3,621,100,000       13,387,443
                                                                   ------------
                                                                     14,671,425
                                                                   ------------

ITALY -- 15.8%
Republic of Italy
6.00% due 1/01/00                         ITL   15,000,000,000        9,386,722
4.75% due 5/01/03                         ITL   32,100,000,000       20,244,212
6.00% due 11/01/07                        ITL   10,800,000,000        7,311,762
7.25% due 11/01/26                        ITL    9,595,000,000        7,365,013
SCCR Limited
4.838% due 5/15/00                        ITL      200,000,000          121,600
                                                                   ------------
                                                                     44,429,309
                                                                   ------------
NEW ZEALAND -- 7.0%
International Bank
  Reconstruction &
  Development
7.00% due 9/18/00                         NED       13,150,000        7,102,853
7.25% due 4/09/01                         NED       23,417,000       12,741,484
                                                                   ------------
                                                                     19,844,337
                                                                   ------------
PHILIPPINES -- 0.1%
International Bank
  Reconstruction
10.25% due 4/11/02                        PHP       19,000,000          390,830
                                                                   ------------
SPAIN -- 11.0%
Government of Spain
6.00% due 1/31/29                         ESP    4,073,700,000       31,050,957
                                                                   ------------
SWEDEN -- 5.2%
Kingdom of Sweden
10.25% DUE 5/05/00                        SEK       94,600,000       13,194,591
13.00% DUE 6/15/01                        SEK        7,000,000        1,091,241
6.50% DUE 5/05/08                         SEK        2,700,000          395,139
                                                                   ------------
                                                                     14,680,971
                                                                   ------------
UNITED STATES -- 13.0%
Associates Corp. of
  North America
5.787% due 8/27/01                                  $2,700,000        2,679,399
Emergent Home Equity
  Loan Trust
6.745% due 5/15/12                                  $1,800,000        1,816,092

FOREIGN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            October 31, 1998

                                                     PRINCIPAL
ISSUER                                 CURRENCY         AMOUNT          VALUE
--------------------------------------------------------------------------------
Federal National
  Mortgage Association
5.50% due 2/25/05                                   $  464,017      $   462,799
6.875% due 6/07/02                                  $4,150,000        7,282,037
7.25% due 6/20/02                                  $16,980,000        9,364,278
Government National
  Mortgage Association
6.50% due 11/20/26                                  $  696,486          702,469
7.00% due 9/20/25                                   $  768,928          780,100
7.00% due 12/20/25                                  $  192,564          197,209
7.00% due 9/20/26                                   $  450,140          458,999
7.00% due 12/20/26                                  $  914,407          922,984
Student Loan Marketing
  Association
4.621% due 4/25/07                                 $11,935,867       11,924,528
United States Treasury
  Inflationary Index
  Notes
3.625% due 7/15/02                                  $  102,022          101,958
                                                                   ------------
                                                                     36,692,852
                                                                   ------------
TOTAL FIXED INCOME
(Identified Cost $259,647,669)                                     $268,708,608
                                                                   ------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST-- 43.6%
--------------------------------------------------------------------------------
American Express Credit
5.17% due 11/13/98                                  $1,000,000          998,277
Dutch Government
6.50% due 1/15/99                         NLG       25,000,000       13,465,068
E.I. du Pont de
  Nemours & Co.
5.04% due 12/11/98                                  $1,200,000        1,193,280
French Discount
  Treasury Bill
Zero Coupon
  due 2/04/99                             FRF      197,000,000       35,153,107
General Electric
  Capital Corp.
5.09% due 12/18/98                                  $8,600,000        8,542,851
KFW International
  Financing Inc.
5.03% due 12/08/98                                  $2,800,000        2,785,525
Kingdom of Norway
4.40% due 3/17/99                         KRN      185,000,000      $24,910,066
German Treasury Bill
Zero Coupon
  due 1/15/99                             DEM       59,000,000       35,403,282
State Street Repurchase
  Agreement
4.25% due 11/02/98
  proceeds at maturity
  $107,038
  (collateralized by $80,000
  U.S. Treasury Bond 8.75%
  due 5/15/17, valued at
  $115,371)                                           $107,000          107,000
United States Treasury Bill
5.00% due 12/03/98                                    $490,000          487,822
                                                                   ------------
TOTAL SHORT-TERM
  OBLIGATIONS                                                       123,046,278
                                                                   ------------
TOTAL INVESTMENTS                                        138.8%     391,754,886
(Identified Cost
  $382,693,947)
OTHER ASSETS,
  LESS LIABILITIES                                       (38.8)    (109,489,408)
                                                         -----     ------------
TOTAL NET ASSETS                                         100.0%    $282,265,478
                                                         =====     ============

See notes to financial statements

--------------------------------------------------------------------------------
FOREIGN CURRENCY LEGEND
--------------------------------------------------------------------------------
Symbol ...........................Country
AUD ............................Australia
BF ...............................Belgium
CAD ...............................Canada
COP .............................Colombia
DKK ..............................Denmark
FIM ..............................Finland
FRF ...............................France
DEM ..............................Germany
GBP ........................Great Britain
GRD ...............................Greece
ITL ................................Italy
NLG ..........................Netherlands
NED ..........................New Zealand
KRN ...............................Norway
PHP .........................Phillippines
ESP ................................Spain
SEK ...............................Sweden

FOREIGN BOND PORTFOLIO

FORWARD  FOREIGN  CURRENCY  CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1998 ARE AS
FOLLOWS:

                                                                                    UNREALIZED
                                         MARKET       AGGREGATE    DELIVERY DATE   APPRECIATION
    CURRENCY           COUNTRY            VALUE       FACE VALUE   OF CONTRACTS   (DEPRECIATION)
    --------           -------         -----------   -----------   -------------  --------------
Deutsche Mark (Buy)    Germany         $89,182,273   $89,836,498   November 1998    $(654,225)
Deutsche Mark (Sell)   Germany          58,749,552    57,869,416   November 1998     (880,136)
Deutsche Mark (Sell)   Germany           5,079,310     5,087,826   December 1998        8,516
Dollar (Buy)           Australia           211,494       211,169   December 1998          325
Dollar (Buy)           Canada           17,210,494    17,168,256   December 1998       42,238
Dollar (Sell)          Canada            6,631,822     6,618,589   November 1998      (13,233)
Dollar (Buy)           New Zealand         237,563       233,014   December 1998        4,549
Dollar (Sell)          New Zealand       4,598,807     4,335,149   December 1998     (263,658)
Dollar (Sell)          New Zealand      26,080,792    25,419,486   January 1999      (661,306)
Drachma (Buy)          Greece            1,827,787     1,823,500   November 1998        4,287
Drachma (Sell)         Greece            2,802,572     2,819,432   November 1998       16,860
Escudo (Buy)           Portugal          1,675,626     1,695,352   December 1998      (19,726)
Franc (Buy)            Belgium1          1,112,265    10,301,865   December 1998      810,400
Franc (Sell)           Belgium             274,113       269,956   December 1998       (4,157)
Franc (Buy)            France           35,996,423    33,553,596   December 1998    2,442,827
Franc (Sell)           France           36,653,002    36,281,575   December 1998     (371,427)
Franc (Buy)            Switzerland       5,634,262     5,621,495   November 1998       12,767
Franc (Sell)           Switzerland      16,840,663    17,211,218   November 1998      370,555
Franc (Buy)            Switzerland       2,233,921     2,024,194   December 1998      209,727
Franc (Sell)           Switzerland      11,488,524    11,612,129   December 1998      123,605
Guilder (Buy)          Netherlands       7,901,848     8,001,062   November 1998      (99,214)
Guilder (Buy)          Netherlands      13,337,666    12,878,763   December 1998      458,903
Guilder (Sell)         Netherlands      14,658,885    14,523,312   December 1998     (135,573)
Krone (Buy)            Norway           14,124,778    13,740,053   November 1998      384,725
Krone (Sell)           Norway           11,086,518    11,025,536   November 1998      (60,982)
Krone (Buy)            Norway            1,153,268     1,131,401   December 1998       21,867
Krone (Sell)           Norway           25,241,179    25,011,812   December 1998     (229,367)
Krone (Buy)            Norway           11,240,698    11,116,947   January 1999       123,751
Krone (Sell)           Denmark             739,116       746,147   December 1998        7,031
Krona (Buy)            Sweden           10,962,655    11,045,861   November 1998      (83,206)
Krona (Sell)           Sweden            1,124,270     1,133,199   November 1998        8,929
Krona (Buy)            Sweden            6,419,178     6,486,848   January 1999       (67,670)
Krona (Sell)           Sweden              398,015       398,621   January 1999           606
Lira (Buy)             Italy            34,193,984    33,778,346   November 1998      415,638
Lira (Sell)            Italy            21,026,721    21,474,703   November 1998      447,982
Markka (Buy)           Finland           3,110,286     3,144,379   November 1998      (34,093)
Peseta (Buy)           Spain            38,119,948    38,076,518   December 1998       43,430
Peseta (Sell)          Spain            40,805,866    41,734,552   December 1998      928,686
Pound (Buy)            Great Britain    11,999,270    12,189,531   November 1998     (190,261)
Pound (Buy)            Great Britain     5,339,701     5,334,808   December 1998        4,893
Pound (Sell)           Great Britain    16,416,490    16,366,213   December 1998      (50,277)
Pound (Buy)            Ireland           1,602,251     1,624,131   November 1998      (21,880)
Schilling (Buy)        Austria           4,353,065     4,415,280   November 1998      (62,215)
Yen (Buy)              Japan            19,145,477    15,502,298   November 1998    3,643,179
Yen (Sell)             Japan            44,495,079    40,284,118   November 1998   (4,210,961)
Yen (Buy)              Japan            77,318,798    68,525,780   December 1998    8,793,018
Yen (Sell)             Japan             8,858,120     7,919,050   December 1998     (939,070)
                                                                                  -----------
                                                                                  $10,276,657
                                                                                  ===========

FOREIGN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
--------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $382,693,947)    $391,754,886
Foreign currency at value (Cost $969,536)                             1,155,028
Cash                                                                     28,772
Receivable for securities sold                                      110,823,098
Receivable for forward contracts                                     19,329,294
Interest receivable                                                   6,833,389
Other assets                                                              6,557
--------------------------------------------------------------------------------
  Total assets                                                      529,931,024
--------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                    238,239,470
Payable for forward contracts                                         9,052,637
Payable to affiliates--Management fees (Note 2)                          55,008
Accrued expenses                                                        318,431
--------------------------------------------------------------------------------
  Total liabilities                                                 247,665,546
--------------------------------------------------------------------------------
NET ASSETS                                                         $282,265,478
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interest                            $282,265,478
--------------------------------------------------------------------------------

FOREIGN BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (Note 1B) (net of foreign tax of $3,781)                   $14,101,320
EXPENSES:
Management fees (Note 2)                           $1,466,849
Custody and fund accounting fees                      386,771
Audit fees                                             37,413
Legal fees                                             29,642
Printing                                               11,077
Trustees fees                                           4,963
Other                                                  36,792
--------------------------------------------------------------------------------
  Total expenses                                                      1,973,507
--------------------------------------------------------------------------------
Net investment income                                                12,127,813
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
Unrealized appreciation of investments,
  forward currency contracts, foreign currency,
  futures, written options and other assets and
  liabilities                                      15,388,725
Add unrealized depreciation from contributed
  assets (Note 1)                                   2,101,991
--------------------------------------------------------------------------------
Unrealized appreciation of investments                               17,490,716
Net realized gains from investments and futures                      15,926,100
Net realized loss from forward currency contracts and
  foreign currency transactions                                     (15,396,632)
Net realized loss on written options and swaps                         (210,178)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
  foreign currency                                                   17,810,006
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $29,937,819
--------------------------------------------------------------------------------

See notes to financial statements

FOREIGN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                               $12,127,813
Unrealized appreciation of investments, forward currency
  contracts, foreign currency, futures, written options
  and other assets and liabilities                                   17,490,716
Net realized gain from investments, forward currency contracts,
  foreign currency transactions, futures and written options            319,290
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations               29,937,819
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
Proceeds from contributions (Note 1)                                355,866,842
Value of withdrawals                                               (103,539,183)
--------------------------------------------------------------------------------
  Net increase in net assets from capital transactions              252,327,659
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                          282,265,478
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                          --
--------------------------------------------------------------------------------
End of period                                                      $282,265,478
--------------------------------------------------------------------------------

FOREIGN BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $282,265
Ratio of expenses to average net assets                                   0.74%
Ratio of net investment income to average net assets                      4.55%
Portfolio turnover                                                         693%
--------------------------------------------------------------------------------

See notes to financial statements

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Foreign Bond Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust") is registered under the U.S. Investment Company Act of 1940, as amended, as an open-end, management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citibank, N.A. ("Citibank") is the Investment Manager of the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of their investable assets in the amount of $37,806,736, $69,713,620, $91,158,260, and $19,592,443 including $(434,418), $(669,939), $(836,241), and
$(161,393), respectively, of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current year contributions are included in the "Proceeds from Contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Bonds, foreignbonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income.

   C. Foreign Currency Translation The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.

   D. Forward Foreign Currency Contracts The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   E. U.S. Federal Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

   F. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   G. Futures contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other portfolio investments.

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H. Purchased Options The premium paid by the Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, the Portfolio will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

   I. Swap Agreements To the extent permitted under respective investment policies, the Portfolio may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Portfolio may also enter into interest rate swap agreements which involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily. Unrealized gains or losses are reported as an asset or a liability in the statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such a payment is paid or received.

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

   Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

   J. Written Options When a Portfolio writes an option, the premium received by the Portfolio is presented in the Portfolio's Statement of Assets and Liabilities as an asset with an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the portfolio purchases upon exercise of the option.

   The risk in writing a call option is that the Portfolio relinquished the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option the Portfolio assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts terms.

   K. Other Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolios. SFG acts as Sub-Administrator and performs such duties and receives certain compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Pacific Investment Management Company, ("PimCo") (the "Subadviser"). Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

   The management fee paid to Citibank, amounted to $566,750 for the period November 1, 1997 (Commencement of Operations) to October 31, 1998. Citibank management fees are computed at the annual rate of 0.55% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser 0.35% on first $200 million, 0.30% on remaining assets.

   The fees paid to the Sub-adviser amount to $900,099 for the period November 1, 1997 (Commencement of Operations) to October 31, 1998.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of securities, other than short-term obligations, aggregated $2,000,406,993 and $1,846,227,426 respectively for the November 1, 1997 (Commencement of Operations) to October 31, 1998 were as follows:

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

  Aggregate Cost                                                 $386,859,924
--------------------------------------------------------------------------------
  Gross unrealized appreciation                                  $  6,865,987
  Gross unrealized depreciation                                    (1,971,025)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                    $  4,894,962
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into a line of credit agreement with a bank which allows the Portfolios collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to October 31, 1998, the commitment fee allocated to the Portfolio was $901. Since the line of credit was established, there have been no borrowings.

FOREIGN BOND PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE ASSET ALLOCATION PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, FOREIGN BOND PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Foreign Bond Portfolio (the "Portfolio"), a series of The Asset Allocation Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the period November 1, 1997 (Commencement of Operations) through October 31, 1998. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned as at October 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the period November 1, 1997 (Commencement of Operations) through October 31, 1998, in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1998

INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS                                        October 31, 1998

ISSUER                      SHARES     VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%
--------------------------------------------------------------------------------
AUSTRIA -- 0.7%
--------------------------------------------------------------------------------
Boehler-Uddeholm            31,283  $ 1,473,878
                                    -----------

AUSTRALIA -- 2.5%
--------------------------------------------------------------------------------
Australia & New Zealand
   Banking Group           658,440    3,768,164
Pioneer International,
   Ltd.                    641,253    1,331,558
Quantas Airways            391,845      666,616
                                    -----------
                                      5,766,338
                                    -----------

CANADA -- 3.5%
--------------------------------------------------------------------------------
Canadian Imperial Bank
   of Commerce              74,481    1,479,484
Imasco, Ltd.               195,322    3,670,990
Noranda, Inc.              194,180    2,869,283
                                    -----------
                                      8,019,757
                                    -----------

FINLAND -- 1.8%
--------------------------------------------------------------------------------
The Rauma Group Oy          80,393      949,461
UPM-Kymmene Oy             136,958    3,275,792
                                    -----------
                                      4,225,253
                                    -----------

FRANCE -- 7.8%
--------------------------------------------------------------------------------
BIC                          5,805      357,334
BNP                         29,625    1,876,390
Elf Aquitaine               27,480    3,180,338
La Farge Coppee             41,876    4,281,137
Pernod-Ricard               48,514    3,230,832
Societe Generale            22,515    2,978,550
TOTAL                       18,520    2,136,705
                                    -----------
                                     18,041,286
                                    -----------

GERMANY -- 7.8%
--------------------------------------------------------------------------------
Bayer AG                    52,245    2,122,601
Buderus AG                   5,550    2,308,452
Commerzbank AG             115,367    3,468,323
Draegerwerk AG             124,818    2,034,462
Dyckerhoff AG               10,621    3,269,973
Veba AG                     65,255    3,643,880
Vossloh AG                  42,454    1,214,802
                                    -----------
                                     18,062,493
                                    -----------



GREAT BRITAIN -- 24.7%
--------------------------------------------------------------------------------
Allied Domecq              439,115    4,042,206
Allied Zurich              204,154    2,439,683
BOC Group                  137,971    2,025,185
BTR                        973,360    1,702,422
B.A.T. Industries          258,544    2,322,651
CGU                        251,058    3,977,151
Coats Viyella            1,714,716      889,675
Cookson Group            1,183,635    2,476,311
Elementis                1,909,598    3,052,268
Fairview Holdings           66,404       90,857
Hanson                     770,119    5,420,025
Hillsdown Holdings         724,318    1,030,447
Lex Service                366,400    2,195,411
Lloyds TSB Group           294,046    3,629,566
Mckenchnie                 291,875    1,626,741
Medeva                     938,770    1,916,886
National Westminister
   Bank                    182,171    3,076,435
Powergen                   219,116    3,098,904
Safeway                    501,006    2,515,600
TI Group                   485,515    2,892,877
Terranova Foods            252,434      511,223
Tomkins                  1,077,627    4,987,019
Williams                   189,685    1,183,390
                                    -----------
                                     57,102,933
                                    -----------

HONG KONG -- 5.7%
--------------------------------------------------------------------------------
Dao Heng Bank Group      1,423,500    2,968,305
Hang Lung
   Development Co.       1,602,635    1,820,941
New World
   Development Co.       1,309,790    3,044,057
South China
   Morning Post          2,661,486    1,426,103
SWIRE PACIFIC              736,000    3,905,694
                                    -----------
                                     13,165,100
                                    -----------

IRELAND -- 2.3%
--------------------------------------------------------------------------------
Greencore Group            653,730    2,553,798
Jefferson Smurfit Group  1,730,090    2,859,408
                                   ------------
                                      5,413,206
                                   ------------

ITALY -- 3.0%
--------------------------------------------------------------------------------
Eni Spa                   664,100    3,949,239
Telecom Italia            423,000    3,057,272
                                  ------------
                                     7,006,511
                                  ------------

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            October 31, 1998

ISSUER                      SHARES       VALUE
--------------------------------------------------------------------------------

JAPAN -- 7.8%
--------------------------------------------------------------------------------
Koito Manufacturing Co.   394,000    $ 1,605,335
Kyocera Corp.              79,700      3,520,801
Nichicon Corp.            255,000      2,766,984
Nintendo Co.               45,900      3,882,089
Promise Co.                97,100      4,389,406
Yodogawa Steel Works      456,000      1,818,837
                                     -----------
                                      17,983,452
                                     -----------

NETHERLANDS -- 8.0%
--------------------------------------------------------------------------------
ABN Amro Holdings
   NV                     124,637      2,334,713
Akzo Nobel NV              93,348      3,627,105
Hollandsche Beton
   Groep NV               101,730      1,372,044
ING Groep NV               79,108      3,827,431
KPN NV                     61,406      2,385,975
Philips Electronics NV     61,415      3,267,227
TNT POST GROEP NV          64,686      1,731,008
                                     -----------
                                      18,545,503
                                     -----------

NEW ZEALAND -- 0.3%
--------------------------------------------------------------------------------
Fletcher Challenge
   Building               608,789        805,960
                                     -----------

NORWAY -- 2.1%
--------------------------------------------------------------------------------
Kvaerner ASA               51,377      1,109,383
Nycomed Amersham          508,530      3,625,698
                                     -----------
                                       4,735,081
                                     -----------
SINGAPORE -- 0.8%
--------------------------------------------------------------------------------
Development Bank of
   Singapore              285,360      1,788,431
                                     -----------

SPAIN -- 3.5%
--------------------------------------------------------------------------------
Banco Santander SA        207,630      3,802,963
Telefonica SA              93,300      4,212,608
                                     -----------
                                       8,015,571
                                     -----------

SWEDEN -- 3.5%
--------------------------------------------------------------------------------
Electrolux AB             225,650      3,396,602
Getinge Industrier        201,876      3,103,397
Skandinavifka Enskilda
   Banking                153,530      1,553,788
                                     -----------
                                       8,053,787
                                     -----------


SWITZERLAND -- 10.3%
--------------------------------------------------------------------------------
Forbo Holdings AG           7,311      3,020,851
Nestle SA                   1,594      3,387,235
Novartis AG                 3,043      5,478,433
Saurer AG                   3,994      2,357,559
Schweizerische
   Rueckversicherungs-
   Gesellschaft AG          1,856      4,130,227
Schweizerische Industrie-
   Gesellschaft Holding
   AG                       4,498      3,020,128
Sulzer AG                   4,277      2,461,492
                                     -----------
                                      23,855,925
                                     -----------

UNITED STATES -- 1.6%
--------------------------------------------------------------------------------
Creative Technology Ltd.* 163,600      2,300,625
Jardine Matheson          492,000      1,377,600
                                     -----------
                                       3,678,225
                                     -----------

TOTAL COMMON STOCKS
   (Identified Cost
   $233,531,359)                     225,738,690
                                     -----------

WARRANTS -- 0.0%
--------------------------------------------------------------------------------
Bolton Properties*
   Exp. 9/15/01
   (Identified Cost
   $6,808)                 23,750          1,231
                                     -----------

SHORT-TERM OBLIGATIONS -- 1.4%
--------------------------------------------------------------------------------
State Street Repurchase Agreement
4.25% due 11/02/98 proceeds
   at maturity $3,259,154
   (collateralized by $3,085,000
   U.S. Treasury Note 6.25%
   due 8/31/02, valued
   at $3,324,233)                      3,258,000
                                     -----------

TOTAL INVESTMENTS
   (Identified Cost
   $236,796,167)             99.1%   228,997,921
OTHER ASSETS,
   LESS LIABILITIES           0.9      1,948,385
                            -----   ------------
NET ASSETS                  100.0%  $230,946,306
                            =====   ============


* Non income producing

See notes to financial statements

INTERNATIONAL PORTFOLIO

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1998 ARE AS FOLLOWS:

                                                                    UNREALIZED
                             MARKET    AGGREGATE   DELIVERY DATE  APPRECIATION
  CURRENCY       COUNTRY     VALUE     FACE VALUE   OF CONTRACTS  (DEPRECIATION)
 ---------       --------  ---------  -----------  -------------  --------------
Dollar (Sell)   Hong Kong  $6,834,597  $6,603,187  February 1999    $ (231,410)
Dollar (Buy)    Hong Kong   6,834,597   6,798,751  February 1999        35,846
Dollar (Sell)   Hong Kong   7,143,558   7,125,589  April 1999          (17,969)
                                                                    ----------
                                                                    $ (213,533)
                                                                    ==========

INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $236,796,167)     $228,997,921
Foreign currency, at value (Cost $599,767)                              598,025
Cash                                                                        918
Dividends and interest receivable                                     1,013,973
Receivable for investments sold                                       1,118,258
Receivable for forward contracts                                         35,846
-------------------------------------------------------------------------------
  Total assets                                                      231,764,941
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                       217,060
Payable for forward contracts                                           249,379
Payable to affiliates-Management fees (Note 2)                           65,295
Accrued expenses and other liabilities                                  286,901
------------------------------------------------------------------------------
  Total liabilities                                                     818,635
-------------------------------------------------------------------------------
NET ASSETS                                                         $230,946,306
===============================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $230,946,306
===============================================================================


INTERNATIONAL PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
===============================================================================
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign withholding
  tax of $1,166,799)                                 $6,427,710
Interest income                                         313,385
-------------------------------------------------------------------------------
  Total investment income                                           $ 6,741,095
-------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                              2,004,587
Custody and fund accounting fees                        346,660
Audit fees                                               37,413
Legal fees                                               19,642
Printing                                                  5,594
Trustees fees                                             4,569
Other                                                    11,816
-------------------------------------------------------------------------------
  Total expenses                                                      2,430,281
-------------------------------------------------------------------------------
Net investment income                                                 4,310,814
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions          4,022,805
Net realized loss on foreign exchange
  currency & transactions                               (20,632)
-------------------------------------------------------------------------------
  Net realized gain                                                   4,002,173
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency transactions                      (8,003,050)
Less: unrealized appreciation from contributed
  assets (Note 1)                                    12,088,710
-------------------------------------------------------------------------------
Unrealized depreciation of investments                              (20,091,760)
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) of investments            (16,089,587)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(11,778,773)
================================================================================
See notes to financial statements

INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                               $ 4,310,814
Net realized gain on investment transactions, forward currency
  contracts, foreign currency transactions                            4,002,173
Unrealized depreciation of investments                              (20,091,760)
-------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                (11,778,773)
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         593,863,296
Value of withdrawals                                               (351,138,217)
-------------------------------------------------------------------------------
Net increase in net assets from capital transactions                242,725,079
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                         230,946,306
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                          --
-------------------------------------------------------------------------------
End of period                                                      $230,946,306
===============================================================================


INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $230,946
Ratio of expenses to average net assets                                 0.97%
Ratio of net investment income to average net assets                    1.72%
PORTFOLIO TURNOVER                                                        43%
================================================================================

See notes to financial statements

INTERNATIONAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES International Portfolio (the "Portfolio"), a separate series of The Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997 (Commencement of Operations) the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $13,468,512, $45,037,659, $115,488,801 and $69,902,939 including $657,730, $2,460,410,
$6,297,679 and $2,672,891, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreignbonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net

INTERNATIONAL PORTFOLIO
asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.

   C. Foreign Currency Translation The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.

   D. Forward Foreign Currency Contracts The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   E. U.S. Federal Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

   F. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   G.  Other  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

INTERNATIONAL PORTFOLIO

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG.

   Citibank has delegated the daily management of the Portfolio to Hotchkis and Wiley (the "Subadviser"). Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fee paid to Citibank, amounted to $922,580 for the period November 1, 1997 (Commencement of Operations) to October 31, 1998. Management fees are computed at the annual rate of 0.80% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser: 0.60% on first $10 million, 0.55% on next $40 million, 0.45% on next $100 million, 0.35% on next $150 million, 0.30% on remaining assets.

   The management fees paid to the Subadviser amounted to $1,082,007 for the year ended October 31, 1998.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $114,456,273 and $105,252,733, respectively, for the period November 1, 1997 (Commencement of Operations) to October 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $236,845,911
================================================================================
Gross unrealized appreciation                                    $ 25,968,967
Gross unrealized depreciation                                     (33,816,957)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $(7,847,990)
================================================================================

INTERNATIONAL PORTFOLIO

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to October 31, 1998, the commitment fee allocated to the Portfolio was $834. Since the line of credit was established, there have been no borrowings.

INTERNATIONAL PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF THE ASSET ALLOCATION PORTFOLIO (THE TRUST), WITH RESPECT TO ITS SERIES, INTERNATIONAL PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Portfolio (the "Portfolio"), a series of The Asset Allocation Portfolios, as at October 31, 1998 and the related statements of operations and of changes in net assets and the financial highlights for the period March 2, 1998 (Commencement of Operations) through October 31, 1998. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned as at October 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the period March 2, 1998 (Commencement of Operations) through October 31, 1998 in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1998

SHORT-TERM PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1998

                            PRINCIPAL
ISSUER                        AMOUNT        VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 99.5%
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 22.6%
--------------------------------------------------------------------------------
Bank of New York
    5.75% due 5/14/99      $2,000,000   $ 2,005,000
Credit Suisse
   First Boston
   5.69% due 7/06/99        3,000,000     3,014,857
CREGEM
   North America Inc.
   4.96% due 4/07/99        4,000,000     3,916,800
Delaware Funding Corp.
   5.47% due 11/19/98       3,745,000     3,734,757
Deutsche Bank
   5.645% due 8/09/99       2,000,000     2,011,593
Enterprise Funding Corp.
   5.15 % due 12/29/98      4,000,000     3,966,811
                                        -----------
                                         18,649,818
                                        -----------

COMMERCIAL PAPER -- 21.1%
--------------------------------------------------------------------------------
Atlantis One
   Funding Corp.
   5.53%  due 11/10/98      4,500,000     4,493,779
General Electric
  Capital Services
   5.17%  due 12/18/98      4,000,000     3,973,001
MONSANTO CO.
   5.50%  due 12/14/98      5,000,000     4,967,153
Rose Funding
   5.37%  due 1/28/99       4,000,000     3,946,300
                                        -----------
                                         17,380,233
                                        -----------

FLOATING RATE NOTES -- 32.2%
--------------------------------------------------------------------------------
J. P. Morgan & Co.
   5.75% due 3/10/99        5,000,000     5,012,500
Morgan Stanley
   Dean Witter Discover
   5.20% due 1/22/99        4,000,000     3,953,740
PNC Bank
   5.07% due 1/29/99        4,500,000     4,496,895
Royal Bank of Canada
   5.54% due 2/16/99        5,000,000     5,001,913
Toronto Dominion
   5.65% due 7/26/99        3,000,000     3,016,012
Toyota Motor Corp.
   5.73% due 3/10/99        5,000,000     5,013,904
                                        -----------
                                         26,494,964
                                        -----------


UNITED STATES
GOVERNMENT AGENCY -- 15.7%
--------------------------------------------------------------------------------
Federal Home Loan Banks
   5.63% due 6/15/99       $4,000,000   $ 4,018,086
Federal Home Loan
   Mortgage Discount
   Notes
   4.98% due 2/25/99        4,000,000     3,938,411
Federal National
   Mortgage Association
   5.37%  due12/22/98       5,000,000     4,961,963
                                        -----------
                                         12,918,460
                                        -----------

REPURCHASE AGREEMENTS -- 7.9%
--------------------------------------------------------------------------------
Aubrey G. Lanston & Co.
   5.45% due 11/02/98 proceeds
   at maturity $6,500,951
   (collateralized by $ 6,202,000
   U.S. Treasury Note 5.625%
   due 12/31/02 valued at
   $ 6,628,388)                           6,498,000
                                        -----------

TOTAL INVESTMENTS               99.5%    81,941,475
   (Identified Cost
   $81,841,534)
OTHER ASSETS,
   LESS LIABILITIES              0.5        407,720
                               -----    -----------

NET ASSETS                     100.0%   $82,349,195
                               =====    ===========


See notes to financial statements

SHORT-TERM PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998
================================================================================

ASSETS:
Investments, at value (Note 1A) (Identified Cost $81,841,534)      $81,941,475
Cash                                                                       229
Interest receivable                                                    565,556
--------------------------------------------------------------------------------
  Total assets                                                      82,507,260
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate--Management fee (Note 2)                           17,355
Accrued expenses and other liabilities                                 140,710
--------------------------------------------------------------------------------
  Total liabilities                                                    158,065
--------------------------------------------------------------------------------
NET ASSETS                                                         $82,349,195
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $82,349,195
--------------------------------------------------------------------------------




SHORT-TERM PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INTEREST INCOME (NOTE 1B):                                           $5,288,201
EXPENSES:
Management fees (Note 2)                                 $232,872
Custody and fund accounting fees                          137,739
Legal fees                                                 29,968
Audit fees                                                 22,400
Printing                                                    7,294
Trustees fees                                               4,734
Other                                                      21,360
--------------------------------------------------------------------------------
    Total expenses                                                      456,367
--------------------------------------------------------------------------------
Net investment income                                                 4,831,834
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net unrealized appreciation of investments                 99,941
Less unrealized appreciation from contributed
  assets (Note 1)                                           7,254
--------------------------------------------------------------------------------
Unrealized appreciation of investments                                   92,687
Net realized gain from investment transactions                           40,471
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                     133,158
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $4,964,992
================================================================================


See notes to financial statements

SHORT-TERM PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                                             $ 4,831,834
Net realized gain from investment transactions                         40,471
Unrealized appreciation of investments                                 92,687
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                4,964,992
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                              476,612,362
Value of withdrawals                                             (399,228,159)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions               77,384,203
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                         82,349,195
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of priod                                                         --
--------------------------------------------------------------------------------
End of period                                                    $ 82,349,195
================================================================================




SHORT-TERM PORTFOLIO

FINANCIAL HIGHLIGHTS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                             $82,349
Ratio of expenses to average net assets                                 0.49%
Ratio of net investment income to average net assets                    5.19%
================================================================================


See notes to financial statements

SHORT-TERM PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Short-Term Portfolio (the "Portfolio"), a separate series of the Asset Allocation Portfolios (the "Trust"), is registered under the U.S. Investment Company Act of 1940, as amended, as an open-end, management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citibank, N.A. ("Citibank") acts as the Investment Manager. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of their investable assets in the amounts of $37,516,585, $13,484,141, $17,666,426 and $8,038,078 including $1,369, $2,238, $2,239 and $1,408, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets, along with current year contributions, are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

SHORT-TERM PORTFOLIO

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank an SFG. Citibank is a wholly owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fees are computed at an annual rate of 0.25% of the Portfolio's average daily net assets. The management fees paid to Citibank amounted to $232,872 for the period November 1, 1997 (Commencement of Operations) to October 31, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases, maturities and sales of money market instruments aggregated $3,417,274,661 and $3,413,666,649, respectively, for the period November 1, 1997 (Commencement of Operations) to October 31, 1998.

SHORT-TERM PORTFOLIO

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $81,841,534
================================================================================
Gross unrealized appreciation                                     $   103,472
Gross unrealized depreciation                                          (3,531)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $    99,941
================================================================================

5. Line of Credit The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to October 31, 1998, the commitment fee allocated to the Portfolio was $305. Since the line of credit was established, there have been no borrowings.

SHORT-TERM PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF THE ASSET ALLOCATION PORTFOLIO (THE TRUST), WITH RESPECT TO ITS SERIES, SHORT-TERM PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Short-Term Portfolio (the "Portfolio"), a series of The Asset Allocation Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the period November 1, 1997 (Commencement of Operations) through October 31, 1998. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at October 31, 1998 by correspondence with the custodian, provides a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the period November 1, 1997 (Commencement of Operations) through October 31, 1998, in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1998

INTERMEDIATE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTSOCTOBER 31, 1998

                                 PRINCIPAL
ISSUER                             AMOUNT          VALUE
--------------------------------------------------------------------------------
FIXED INCOME -- 98.3%
--------------------------------------------------------------------------------
ASSET BACKED -- 30.5%
--------------------------------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24              $1,974,000     $2,009,453
Amresco Residential
  Securities Mortgage
  Loan Trust
  6.245% due 4/25/22              3,000,000      3,021,390
Asset Securitization Corp.
  6.50% due 2/14/41               2,984,771      3,065,301
  6.85% due 2/14/41               1,600,000      1,670,944
  7.10% due 8/13/29               1,145,422      1,214,113
BB&T Corp.
  6.375% due 6/30/05              3,820,000      3,975,627
British Columbia
  Province of Canada
  5.375% due 10/29/08             1,200,000      1,190,279
Canadian Government
  5.25% due 11/05/08              1,000,000        995,120
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08               1,200,000      1,225,260
Chase Mortgage
  Financial Corp.
  6.50% due 6/25/13               2,467,349      2,441,134
  6.50% due 9/25/13               2,100,000      2,121,481
Commercial Mortgage
  Acceptance Corp.
  5.80% due 3/15/06               1,417,535      1,411,227
Conseco Inc.
  Medium Term Notes
  6.40% due 6/15/01               2,200,000      2,218,304
Contimortgage Home
  Equity Loan Trust
  6.13% due 3/15/13               2,400,000      2,404,488
Dayton  Hudson  Corp.
  5.95% due 6/15/00               1,200,000      1,217,064
Ford Motor Co.
  6.50% due 8/01/18               1,200,000      1,183,184
GMAC Commercial
  Mortgage
  Securities Corp.
  6.83% due 12/15/03              2,779,615      2,864,449
  6.42% due 8/15/08               2,460,000      2,496,949
General Electric
  Capital Corp.
  5.60% due 1/14/00               1,230,000      1,238,422
Green Tree
  Financial Corp.
  6.71% due  8/15/29              2,250,000      2,200,430
  7.65% due  4/15/27              3,000,000      3,065,610
Hartford Financial
  Services Group Inc.
  6.375% due 11/01/08             1,140,000      1,133,770
J.P. Morgan Commercial
  Mortgage Finance Corp.
  6.373% due 1/15/30              1,380,508      1,411,584
Money Store
  Residential Trust
  6.42% due 4/15/06               1,324,887      1,327,709
Morgan Stanley
  Capital Inc.
  6.44% due 1/15/28               1,800,000      1,844,856
  6.55% due 12/15/07              1,500,000      1,511,760
Nissan Auto Receivables
  Grantor Trust
  6.15% due 2/17/03               2,824,530      2,841,279
Norfolk Southern Corp.
  6.95% due 5/01/02               1,610,000      1,681,114
Sears Credit Account
  Master Trust
  5.25% due 10/16/08              2,430,000      2,413,863
Structured Asset
  Securities Corp.
  6.79% due 6/12/04               2,756,852      2,872,281
UCFC Loan Trust
  6.80% due 2/15/12               2,906,005      2,913,182
Walt Disney Co.
  6.75% due 3/30/06               1,095,000      1,180,903
                                               -----------
                                                64,362,530
                                               -----------

CORPORATE BONDS -- 18.3%
--------------------------------------------------------------------------------
Associates Corp. N. A.
  6.25% 11/01/08                  2,100,000      2,107,812
Atlantic City Electric Co.
  7.01% due 8/23/02               1,495,000      1,577,808
Commonwealth Edison
  Electric Co.
  7.00% due 7/01/05               2,043,000      2,178,716
Detroit Edison Co.
  6.69% due 3/17/03               1,000,000      1,058,400
Equitable Life
  Assurance Co.
  6.95% due 12/01/05              2,275,000      2,418,507
Ericsson
  Telecommunications Inc.
  6.75% due 2/12/02               1,450,000      1,539,329
GTE Corp.
  6.36% due 4/15/06                 625,000        653,681
IMC Home Equity
  Loan Trust
  6.34% due 8/20/29               3,600,000      3,650,148
Jackson National Life
  Insurance Co.
  8.15% due 3/15/27               1,890,000      2,204,893

INTERMEDIATE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTSOCTOBER 31, 1998

                                 PRINCIPAL
ISSUER                             AMOUNT          VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (continued)
--------------------------------------------------------------------------------
Lockheed Martin Corp.
  7.20% due 5/01/36              $1,390,000     $1,514,071
Manitoba Province
  of Canada
  5.50% due 10/01/08                600,000        597,378
MCI Communications
  Corp.
  6.125% due 4/15/12             24,400,000      2,495,022
Mattel Inc.
  6.00% due 7/15/03               1,240,000      1,274,189
Merrill Lynch & Co., Inc.
  6.00% due 7/15/05               1,315,000      1,314,724
Occidental
  Petroleum Corp.
  6.40% due 4/01/03               2,125,000      2,130,992
Petroleum Geographic
  Services
  6.625% due 3/30/08              1,460,000      1,426,478
Philadelphia Electric Co.
  6.625% due 3/01/03              1,415,000      1,477,246
  7.125% due 9/01/02                700,000        739,942
Raytheon Co.
  5.95% due 3/15/01                 480,000        485,990
  6.30% due 3/15/05                 725,000        743,045
Republic of Ireland
  6.875% due 3/10/03              1,180,000      1,271,450
Sony Corp.
  6.125% due 3/04/03              1,000,000      1,022,460
Suntrust Banks Inc.
  6.00% due 1/15/28               1,800,000      1,817,892
TCI Communications Inc.
  6.875% due 2/15/06                750,000        802,012
USA Waste Services Inc.
  6.50% due 12/15/02              1,270,000      1,303,592
Union Pacific
  Resource Group, Inc.
  6.50% due 5/15/05                 815,000        810,860
                                               -----------
                                                38,616,637
                                               -----------


MORTGAGE BACKED -- 18.5%
--------------------------------------------------------------------------------
CMC Securities Corp.
  7.00% due 10/25/27              2,140,889      2,154,034
CWMBS Inc.
  6.50% due 7/25/13               2,266,744      2,245,848
  6.75% due 10/25/27              1,252,836      1,256,444
  6.75% due 4/25/28               2,185,042      2,181,611
  7.50% due 9/25/14                 783,042        783,771
Federal Home Loan
  Mortgage Corp.
  6.00% due 8/01/00               3,455,410      3,461,803
  6.00% due 4/15/08               1,520,000      1,529,424
  6.25% due 06/15/24              2,045,000      2,105,077
  6.50% TBA
  due 12/01/99*                   1,500,000      1,512,187
  6.50% due 2/01/11                  79,811         81,108
  6.50% due 4/01/11                 260,840        265,079
  6.50% due 7/01/11                 350,166        355,418
  6.50% due 8/01/11                  78,569         79,748
  6.50% due 9/15/22               1,707,972      1,709.560
Federal National
  Mortgage Association
  6.00% TBA
    due 12/01/99*                 1,780,000      1,758,862
  6.50% TBA
    due 12/01/99*                 2,375,000      2,393,549
  6.50% due 5/01/11                 407,295        413,274
  6.50% due 7/01/11                 358,779        364,046
  6.50% due 8/25/22               1,500,000      1,512,269
  7.00% due 6/01/03                 232,206        235,575
  7.00% due 7/01/03                 641,353        650,659
  7.35% due 8/17/21               1,940,690      2,083,020
  8.00% due 5/01/26                 538,885        557,320
  8.00% due 6/01/26                 305,351        315,797
  8.00% due 7/01/26                 142,556        147,432
First Union Lehman
  Brothers Commercial
  Mortgage Trust
  6.479% due 3/18/04                908,880        925,640
Government National
  Mortgage Association
  7.25% due 10/16/2                2480,774        484,226
Norwest Asset
  Securitization Corp.
  6.75% due 2/25/13               4,697,384      4,766,556
PNC Mortgage
  Securities Corp.
  6.392% due 10/25/13               845,000        826,252
Residential Fundings
  Mortgage
  Securitization Inc.
  6.50% DUE 3/25/13               1,892,425      1,913,548
                                              ------------
                                                39,069,137
                                              ------------
U. S. TREASURY OBLIGATIONS -- 31.0%
--------------------------------------------------------------------------------

UNITED STATES TREASURY BONDS -- 3.5%
--------------------------------------------------------------------------------
  6.875% due 8/15/25                975,000      1,180,813
  6.50% due 11/15/26                250,000        290,977
  6.625% due 2/15/27              1,000,000      1,184,060
  6.125% due 11/15/27             2,000,000      2,250,620
  3.625% due 4/15/28              2,353,813      2,355,272
                                              ------------
                                                 7,261,742
                                              ------------

INTERMEDIATE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            OCTOBER 31, 1998

                                 PRINCIPAL
ISSUER                             AMOUNT          VALUE
--------------------------------------------------------------------------------
UNITED STATES TREASURY NOTES -- 27.5%
--------------------------------------------------------------------------------
  5.625% due 4/30/00              $ 2,275,000  $ 2,316,223
  6.50% due 5/31/01                20,875,000   21,964,466
  6.25% due 1/31/02                 3,694,000    3,899,460
  6.50% due 5/31/02                 3,515,000    3,757,219
  6.25% due 6/30/02                 6,505,000    6,907,464
  5.50% due 3/31/03                 3,055,000    3,195,347
  5.25% due 8/15/03                 1,255,000    1,309,517
  5.875% due 2/15/04                4,280,000    4,581,612
  6.875% due 5/15/06                2,770,000    3,171,207
  6.50% due 10/15/06                4,330,000    4,857,048
  5.625% due 5/15/08                1,915,000    2,064,313
                                               -----------
                                                58,023,876
                                               -----------

TOTAL U.S.
  TREASURY OBLIGATIONS                          65,285,618
                                               -----------

TOTAL FIXED INCOME
  (Identified Cost $201,779,543)               207,333,922
                                               -----------

PREFERRED STOCKS -- 1.4%
--------------------------------------------------------------------------------
Comed Financing
(Identified Cost
  $2,941,579)                         114,928    2,901,932
                                               -----------

SHORT-TERM OBLIGATIONS -- 4.3%
--------------------------------------------------------------------------------
Aubrey Lanston Government
  Repurchase Agreement
  5.45% due 11/02/98
  proceeds at maturity
  $3,154,432 (collateralized
  by $3,010,000 U.S.
  Treasury Notes valued at
  $3,216,938 5.625%
  due 12/31/02)                     3,153,000    3,153,000
FCC National Bank
  5.68% due 6/03/99                 5,000,000    5,018,750
United States Treasury Bills
  4.14% due 12/24/98                  800,000      795,124
  4.60% due 12/24/98                   20,000       19,865
  4.68% due 12/24/98                   63,000       62,566
  4.72% due 12/24/98                  140,000      139,027
                                              ------------

TOTAL SHORT-TERM OBLIGATIONS
  (Identified Cost $9,167,616)                   9,188,332
                                              ------------

TOTAL INVESTMENTS                      104.0%  219,424,186
  (Identified Cost
  $213,888,738)

OTHER ASSETS,
   LESS LIABILITIES                     (4.0)   (8,438,456)
                                       -----  ------------

NET ASSETS                             100.0% $210,985,730
                                       =====  ============


FUTURES CONTRACTS
--------------------------------------------------------------------------------
Futures contracts which were open at
October 31, 1998 are as follows :


                           AGGREGATE
DESCRIPTION/   NUMBER OF   FACE VALUE      EXPIRATION     UNREALIZED
POSITION       CONTRACTS   OF CONTRACTS      DATE         GAIN/(LOSS)
--------------------------------------------------------------------------------
U.S. Treasury
10-30 year                                December
(sell) Bond       80        $8,000,000      1998           $135,025

   *TBA's are mortgage-backed securities traded under delayed delivery commitments, settling after October 31, 1998. Although the unit price for the trade has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2% from the principal amount. Income on TBA's is not earned until the settlement date.

See notes to financial statements

INTERMEDIATE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998
================================================================================
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $213,888,738)  $219,424,186
Cash                                                                   25,772
Interest receivable                                                 2,736,170
Receivable for investments sold                                     1,314,359
Receivable for variation margin                                        72,500
--------------------------------------------------------------------------------
  Total assets                                                    223,572,987
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                  12,320,783
Payable to affiliates--Management fees (Note 2)                         83,591
Accrued expenses and other liabilities                                182,883
--------------------------------------------------------------------------------
  Total liabilities                                                12,587,257
--------------------------------------------------------------------------------
NET ASSETS                                                       $210,985,730
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $210,985,730
================================================================================


INTERMEDIATE INCOME PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INVESTMENT INCOME (Note 1B)
Interest income                                   $12,595,748
Dividend income                                       132,162
--------------------------------------------------------------------------------
                                                                  $12,727,910
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                             $930,567
Custody and fund accounting fees                      208,853
Audit fees                                             32,200
Legal fees                                             24,968
Trustees fees                                           4,878
Other                                                  39,164
--------------------------------------------------------------------------------
  Total expenses                                                    1,240,630
--------------------------------------------------------------------------------
Net investment income                                              11,487,280
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net unrealized appreciation of investments and
  futures contracts                                 5,670,473
Less unrealized appreciation from contributed
  assets (Note 1)                                   2,730,073
--------------------------------------------------------------------------------
Unrealized appreciation of investments and futures contracts        2,940,400
Net realized gain from investment transactions                      2,491,094
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
    and futures contracts                                           5,431,494
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $16,918,774
================================================================================


See notes to financial statements

INTERMEDIATE INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
========================= ======================================================
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                                              $11,487,280
Net realized gain from investments
  transactions and futures contracts                                 2,491,094
Unrealized appreciation of investments
  and futures contracts                                              2,940,400
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                16,918,774
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                               347,139,773
Value of withdrawals                                              (153,072,817)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions               194,066,956
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                         210,985,730
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                         --
-------------------------------------------------------------------------------
End of period                                                     $210,985,730
================================================================================



INTERMEDIATE INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $210,986
Ratio of expenses to average net assets                                 0.60%
Ratio of net investment income to average net assets                    5.55%
Portfolio turnover                                                        98%
================================================================================


See notes to financial statements

INTERMEDIATE INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT   ACCOUNTING   POLICIES   Intermediate   Income  Portfolio  (the
"Portfolio"),  a  separate  series  of  The  Asset  Allocation  Portfolios  (the
"Trust"), is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank") Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 (Commencement of Operations) the CitiSelect Folio 200, CitiSelect Folio 300 and CitiSelect Folio 400, transferred a portion of their investable assets, in the amounts of $48,473,071, $89,250,334 and $23,537,184 including $808,525, $1,515,914 and $405,634, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current year contributions, are included in "Proceeds from contributions" in the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

INTERMEDIATE INCOME PORTFOLIO

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Futures Contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other fund investments.

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

INTERMEDIATE INCOME PORTFOLIO

   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedure described under Note 1A.

   Although the Portfolio will generally enter TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   H.  Other  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank, amounted to $930,567, for the period November 1, 1997 (Commencement of Operations) to October 31, 1998. The investment management fees are computed at the annual rate of 0.45% of the Portfolio's average daily net assets.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

INTERMEDIATE INCOME PORTFOLIO

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $270,810,065 and $202,660,714 respectively, for the period November 1, 1997 (Commencement of Operations) to October 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $213,888,738
================================================================================
Gross unrealized appreciation                                    $  5,794,759
Gross unrealized depreciation                                        (259,311)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $  5,535,448
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to October 31, 1998, the commitment fee allocated to the Portfolio was $696. Since the line of credit was established, there have been no borrowings.

INTERMEDIATE INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND THE INVESTORS OF THE ASSET ALLOCATION PORTFOLIO (THE TRUST), WITH RESPECT TO ITS SERIES, INTERMEDIATE INCOME PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Intermediate Income Portfolio (the "Portfolio"), a series of The Asset Allocation Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the period November 1, 1997 (Commencement of Operations)through October 31, 1998. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at October 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the period November 1, 1997 (Commencement of Operations)through October 31, 1998, in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1998